Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTION

In January 2016, Scott Cormack, our Chief Executive Officer, married Michelle Griffin, a consultant to us. For the three months ended March 31, 2017, we paid Ms. Griffin approximately $0.1 million, for consulting services pursuant to a consulting agreement entered into in 2013 and amended thereafter. In addition, pursuant to the consulting agreement with Ms. Griffin, as at March 31, 2017, we had an accrued termination liability of approximately $0.4 million.

11. RELATED PARTY TRANSACTIONS

In January 2016, Scott Cormack, our Chief Executive Officer, married Michelle Griffin, a consultant to us. For the twelve months ended December 31, 2016, we paid Ms. Griffin approximately $0.5 million for consulting services pursuant to a consulting agreement entered into in 2013 and amended thereafter. We also granted Ms. Griffin options to purchase 135,000 shares of common stock in 2016. In addition, pursuant to the consulting agreement with Ms. Griffin, as at December 31, 2016, we had an accrued termination liability of approximately $0.4 million.